Touchstone Strategic Income ETF Expense Example - Touchstone Strategic Income ETF - Touchstone Strategic Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	$ 984